Conversion from IFRS to GAAP (Details Narrative)		9 Months Ended	12 Months Ended
	May 25, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 09, 2023 $ / shares	Nov. 09, 2023 $ / shares	Aug. 03, 2023 USD ($)	May 25, 2023 $ / shares	Dec. 31, 2022 USD ($)	Apr. 30, 2022 shares
Interest expense				$ 467,889
Lease cost				200,177
Notes payable		$ 11,721,042	$ 10,584,037	8,884,513			$ 7,000,000		$ 548,947
Shares issued | shares										75,971,700
Change in fair value derivative liability		7,981,771	9,007,907	$ 1,094,316					$ 1,555,037
Amortization of intangible assets use full life in years				10 years
Amortization of intangible assets		$ 174,169	$ 339,000	$ 339,000
Warrant [Member]
Loan issued with warrants | shares		50,138,103	42,194,223
Exercisable price | (per share)					$ 0.35	$ 0.50
Shares issued | shares				6,462,898
Share based compensation				$ 957,517
Change in fair value derivative liability				946,649
Loan Agreement [Member] | Anderson Development SB, LLC. [Member]
Notes payable	$ 7,000,000
Loan issued with warrants | shares	5,687,500
Exercisable price | (per share)	$ 0.06							$ 0.08
Debt discount	$ 3,809,659	$ 744,768	$ 993,824	$ 662,549
Loan Agreement [Member] | Anderson Development SB, LLC. [Member] | Class A Units [Member] | Lender [Member]
Loan issued with warrants | shares	720,000